UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02806

Exact name of registrant as specified in charter:	Delaware Group® Cash Reserve

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments.

Schedule of investments
Delaware Cash Reserve® Fund	December 31, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Obligation – 2.03%
Federal Home Loan Bank
0.25% 10/2/15	4,000,000	$4,000,000
Total Agency Obligation (cost $4,000,000)		4,000,000

Certificates of Deposit – 13.49%
Banco Estado Chile
0.20% 2/5/15	4,500,000	4,500,000
Bank of Montreal Chicago
0.18% 2/9/15	5,000,000	5,000,000
0.23% 5/13/15	3,000,000	3,000,000
Bank of Nova Scotia
0.21% 5/18/15	5,000,000	5,000,000
Toronto Dominion Bank New York
0.11% 1/8/15	3,000,000	3,000,000
0.20% 2/17/15	2,000,000	2,000,000
0.31% 6/1/15	4,100,000	4,100,000
Certificates of Deposit (cost $26,600,000)		26,600,000

Commercial Paper – 74.78%
Colleges & Universities – 19.44%
Brown University 0.10% 1/15/15 ≠	5,000,000	4,999,806
Cornell University
0.10% 1/14/15 ≠	4,000,000	3,999,856
0.10% 1/28/15 ≠	4,500,000	4,499,663
Dartmouth College
0.12% 3/11/15 ≠	2,100,000	2,099,517
0.12% 3/24/15 ≠	3,500,000	3,499,043
Duke University 0.12% 3/24/15 ≠	2,000,000	1,999,453
Leland Stanford Junior University
0.10% 2/24/15 ≠	5,000,000	4,999,250
0.12% 3/4/15 ≠	3,747,000	3,746,226
University of Chicago 0.10% 1/15/15 ≠	3,000,000	2,999,883
Yale University 0.101% 1/7/15 ≠	5,500,000	5,499,907
		38,342,604
Diversified Financial Services – 14.28%
BMW US Capital 0.11% 2/2/15 ≠	3,000,000	2,999,707
CPPIB Capital 0.12% 2/9/15 ≠	6,975,000	6,974,093
General Electric Capital 0.19% 1/27/15 ≠	8,000,000	7,998,902
JPMorgan Securities
0.20% 2/3/15 ≠	4,000,000	3,999,267
0.23% 4/9/15 ≠	5,000,000	4,996,869
Toyota Motor Credit 0.20% 3/11/15 ≠	1,205,000	1,204,538
		28,173,376

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Schedule of investments
Delaware Cash Reserve® Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Commercial Paper (continued)
Miscellaneous Manufacturing – 3.04%
Danaher 0.12% 1/12/15 ≠	1,000,000	$999,963
Illinois Tool Works 0.12% 1/15/15 ≠	5,000,000	4,999,767
		5,999,730
Mortgage Bankers & Brokers – 30.92%
Abbey National North America 0.05% 1/2/15 ≠	9,500,000	9,499,987
BNP Paribas Canada 0.13% 1/5/15 ≠	9,500,000	9,499,863
Credit Agricole CIB New York 0.03% 1/5/15 ≠	9,500,000	9,499,968
HSBC USA 0.24% 4/20/15 ≠	1,500,000	1,498,910
KFW 0.12% 1/5/15 ≠	9,500,000	9,499,873
Lloyds Bank
0.165% 1/5/15 ≠	4,000,000	3,999,927
0.20% 3/24/15 ≠	5,000,000	4,997,722
National Australian Bank 0.19% 3/30/15 ≠	4,500,000	4,497,910
PNC Bank 0.28% 7/13/15 ≠	3,000,000	2,995,497
Standard Chartered Bank 0.21% 2/17/15 ≠	5,000,000	4,998,629
		60,988,286
Municipal Money Market Instruments – 2.03%
St. Joseph County, Indiana 14.00% 1/7/15 ≠	4,000,000	3,999,927
		3,999,927
Oil & Gas Services – 3.30%
Koch Resources
0.12% 1/15/15 ≠	5,000,000	4,999,767
0.14% 1/6/15 ≠	1,500,000	1,499,971
		6,499,738
Pharmaceuticals – 1.77%
Abbott Laboratories 0.10% 2/10/15 ≠	3,500,000	3,499,611
		3,499,611
Commercial Paper (cost $147,503,272)		147,503,272

Corporate Bonds – 2.31%
American Honda Finance 144A 1.45% 2/27/15 #	500,000	500,851
Bank of New York Mellon 4.95% 3/15/15	577,000	582,341
General Electric Capital 3.50% 6/29/15	430,000	436,800
HSBC Bank 144A 3.50% 6/28/15 #	2,500,000	2,539,061
Shell International Finance 3.10% 6/28/15	500,000	506,907
Total Corporate Bonds (cost $4,565,960)		4,565,960

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bond – 1.01%
New York State Housing Finance Agency Revenue
(Broadway)
Series B 0.07% 1/7/15 (LOC- Wells Fargo Bank N.A.) ¤	2,000,000	$2,000,000
Total Municipal Bond (cost $2,000,000)		2,000,000

Total Value of Securities – 93.62%
(cost $184,669,232)Δ		184,669,232

Receivables and Other Assets Net of Liabilities – 6.38%★		12,584,015
Net Assets – 100.00%		$197,253,247

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2014, the aggregate value of Rule 144A securities was $3,039,912, which represents 1.54% of the Fund’s net assets.

★	Includes $12,955,823 cash as of Dec. 31, 2014.
Δ	Also the cost for federal income tax purposes.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Dec. 31, 2014.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

LOC – Letter of Credit

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Notes
Delaware Cash Reserve® Fund	December 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Cash Reserve - Delaware Cash Reserve Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Securities are valued at amortized cost, which approximates market value.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

4     NQ-008 [12/14] 2/15 (13986)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2014:

Level 2
Agency Obligation	$4,000,000
Corporate Debt	4,565,960
Municipal Bond	2,000,000
Short-Term Investments	174,103,272
Total	$184,669,232

During the period ended Dec. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relations to net assets. At Dec. 31, 2014, there were no Level 3 investments.

3. Subsequent Events

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are not effective until sometime in 2016, but when implemented will affect the Fund’s operations and may affect the Fund’s total return potential.

Management has determined that no other material events or transactions occurred subsequent to Dec. 31, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: